Accounts Payable and Accrued Expenses (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued accounts payable	$ 1,750,000	$ 1,750,000
Chief Executive Officer [Member]
Trade accounts payable	$ 0	$ 715,525